RELATED PARTY TRANSACTIONS (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income [Member]
Interest revenue	$ 10,146	$ 11,370	$ 167
Income and expenses on fees and services	5,227	5,483	1,632
Gain and loss on trading	2,333	3,399	1,887
Operating support expense	537	324
Other income and expense	216	70	225
Total	18,459	20,646	3,911
Expense [Member]
Interest revenue	4,902	5,913	1,817
Income and expenses on fees and services
Gain and loss on trading	1,534	7,810	6,303
Operating support expense	99	438	40
Other income and expense	390	303	382
Total	$ 6,925	$ 14,464	$ 8,542